SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2016
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	13.00%
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	25.00%
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	10.00%
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	17.00%
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	10.00%